Fair Value Measurements (Details) - Nonrecurring - USD ($)	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2023
Fair Value Measurements (Details) [Line Items]
Assignment of interest in certain properties	$ 166,449
Period after grant date used to determine fair market values of shares	30 days
Equity facility derivative asset	$ 16,999	$ 158,255	$ 0
Embedded derivative liability	$ 309,181	$ 480,490	$ 0